Retirement Benefits	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Retirement Benefits
Retirement Benefits

Note 12. Retirement Benefits

Del Monte sponsors a qualified defined benefit pension plan and several unfunded defined benefit postretirement plans providing certain medical, dental and life insurance benefits to eligible retired, salaried, non-union hourly and union employees. See Note 11 of the 2011 Annual Report for information about these plans. The components of net periodic benefit cost of such plans for the three months ended July 31, 2011 and August 1, 2010, respectively, are as follows (in millions):

	Pension Benefits		Other Benefits
	Successor	Predecessor	Successor	Predecessor
	Three Months Ended
	July 31, 2011	August 1, 2010	July 31, 2011	August 1, 2010
Components of net periodic benefit cost
Service cost for benefits earned during the period	$3.4	$3.5	$0.4	$0.4
Interest cost on projected benefit obligation	5.8	5.8	2.1	2.1
Expected return on plan assets	(8.2)	(7.5)	—	—
Amortization of prior service cost/(credit)	—	0.2	—	(2.1)
Amortization of loss	—	0.9	—	—

Net periodic benefit cost	$1.0	$2.9	$2.5	$0.4

As of July 31, 2011, the Company has not made any contributions to the qualified pension plan for fiscal 2012 and currently expects to make contributions of approximately $15 million in fiscal 2012.

Note 11.	Retirement Benefits

Defined Benefit Plans. Del Monte sponsors a qualified defined benefit pension plan (during the third quarter of fiscal 2010, the Company merged its three qualified defined benefit pension plans into a single plan) and several unfunded defined benefit postretirement plans providing certain medical, dental and life insurance benefits to eligible retired, salaried, non-union hourly and union employees. The details of such plans, including discontinued operations, are as follows (in millions):

	Successor	Predecessor		Successor	Predecessor
	Pension Benefits			Other Benefits
	May 1, 2011	March 7, 2011	May 2, 2010	May 1, 2011	March 7, 2011	May 2, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$435.7	$441.8	$359.4	$154.6	$144.0	$115.8
Service cost	1.9	11.9	10.9	0.3	1.3	1.6
Interest cost	3.5	19.6	26.7	1.3	7.2	8.5
Actuarial (gain)/loss	6.3	(6.1)	75.6	(6.1)	5.1	21.6
Benefits paid	(7.2)	(31.5)	(31.2)	(0.5)	(3.0)	(3.5)
Plan amendment	—	—	0.4	—	—	—

Benefit obligation at end of period	$440.2	$435.7	$441.8	$149.6	$154.6	$144.0

Accumulated benefit obligation	$421.9	$418.1	$423.8

Change in plan assets:
Fair value of plan assets at beginning of period	$442.5	$399.8	$268.2	$—	$—	$—
Actual gain on plan assets	13.8	34.2	66.1	—	—	—
Employer contributions	—	40.0	96.7	0.5	3.0	3.5
Benefits paid	(7.2)	(31.5)	(31.2)	(0.5)	(3.0)	(3.5)

Fair value of plan assets at end of period	$449.1	$442.5	$399.8	$—	$—	$—

Funded status at end of period	$8.9	$6.8	$(42.0)	$(149.6)	$(154.6)	$(144.0)

Amounts recognized in the Consolidated Balance Sheets consist of:
Other assets, net	$8.9	$6.8	$—	$—	$—	$—
Accounts payable and accrued expenses	—	—	(40.0)	(6.9)	(7.3)	(6.7)
Other non-current liabilities	—	—	(2.0)	(142.7)	(147.3)	(137.3)

Total	$8.9	$6.8	$(42.0)	$(149.6)	$(154.6)	$(144.0)

Amounts recognized in accumulated other comprehensive income/(loss) consist of:
Actuarial net gain/(loss)	$2.6	$(59.4)	$(77.3)	$6.1	$(13.8)	$(8.8)
Net prior service credit/(cost)	—	(6.0)	(6.8)	—	6.5	13.6

Total	$2.6	$(65.4)	$(84.1)	$6.1	$(7.3)	$4.8

The components of net periodic pension cost for the qualified defined benefit pension plan and other benefit plans for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009 are as follows (in millions):

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Benefits
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
Components of net periodic benefit cost
Service cost for benefits earned during the period	$1.9	$11.9	$10.9	$12.2	$0.3	$1.3	$1.6	$1.8
Interest cost on projected benefit obligation	3.5	19.6	26.7	25.1	1.3	7.2	8.5	8.3
Expected return on plan assets	(4.8)	(25.7)	(20.5)	(26.7)	—	—	—	—
Amortization of prior service cost/(credit)	—	3.3	0.9	1.0	—	(7.1)	(8.4)	(8.3)
Amortization of loss/(gain)	—	0.8	1.9	(0.2)	—	—	(0.2)	—
Curtailment loss	—	—	—	0.2	—	—	—	—

Net periodic benefit cost	$0.6	$9.9	$19.9	$11.6	$1.6	$1.4	$1.5	$1.8

Since the defined benefits plan and other benefits liabilities are measured on a discounted basis, the discount rate is a significant assumption. The discount rate was determined based on an analysis of interest rates for high-quality, long-term corporate debt at each measurement date. In order to appropriately match the bond maturities with expected future cash payments, the Company utilizes differing bond portfolios to estimate the discount rates for the defined benefits plan and for the other benefits. The discount rate used to determine the defined benefits plan and other benefits projected benefit obligation as of the balance sheet date is the rate in effect at the measurement date. The same rate is also used to determine the defined benefits plan and other benefits expense for the following fiscal year. The long-term rate of return for the defined benefits plan's assets is based on the Company's historical experience, the defined benefits plan's investment guidelines and the Company's expectations for long-term rates of return. The defined benefits plan's investment guidelines are established based upon an evaluation of market conditions, tolerance for risk and cash requirements for benefit payments.

Weighted-average assumptions used in computing the benefit obligations and net periodic benefit costs for the qualified defined benefit pension plan and other benefit plans are as follows:

	Successor	Predecessor	Successor	Predecessor
	Pension Benefits		Other Benefits
	May 1, 2011	May 2, 2010	May 1, 2011	May 2, 2010
Assumptions used to determine projected benefit obligation
Discount rate used in determining projected benefit obligation	5.50%	5.50%	5.75%	6.00%
Rate of increase in compensation levels	4.69%	4.68%

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Benefits
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
Assumptions used to determine periodic benefit cost
Discount rate used in determining periodic benefit cost	5.50%	5.50%	7.90%	6.75%	5.75%	6.00%	7.55%	6.90%
Rate of increase in compensation levels	4.69%	4.69%	4.68%	4.26%
Long-term rate of return on assets	7.50%	7.50%	7.60%	8.00%

No amounts will be amortized from AOCI into net periodic benefit cost over the next fiscal year for both the qualified defined benefit pension plan and other benefit plans.

The Company made contributions to its defined benefit pension plan of $40 million for the period May 3, 2010 through March 7, 2011. No contributions to the Company's defined benefit pension plan were made for the period March 8, 2011 through May 1, 2011. The Company currently meets and plans to continue to meet the minimum funding levels required under the Pension Protection Act of 2006 (the "Act"). The Act imposes certain consequences on the Company's defined benefit plan if it does not meet the minimum funding levels. The Company has made contributions in excess of its required minimum amounts for the period May 3, 2010 through March 7, 2011 and during fiscal 2010. Although the Company's qualified pension plan is overfunded as of May 1, 2011, due to uncertainties of future funding levels as well as plan financial returns, the Company cannot predict whether it will continue to be fully funded. The Company currently expects to make contributions of approximately $15 million in fiscal 2012.

The projected future benefit payments are as follows:

	Pension Benefits	Other Benefits
	(in millions)
2012	$44.4	$6.9
2013	42.6	7.4
2014	42.0	8.0
2015	41.6	8.5
2016	41.0	9.0
Years 2017-2021	198.3	50.8

The weighted-average asset allocation of the pension plan assets as of the measurement date for the twelve months ended May 1, 2011 and fiscal 2010 and weighted-average target allocation are as follows:

	Successor	Predecessor
	May 1, 2011	May 2, 2010	Target Allocation Range
Equity securities	41%	42%	31-51%
Debt securities	54%	49%	47-64%
Other	5%	9%	2-9%

Total	100%	100%

Plan assets: The Company has adopted the fair value provisions (as described in Note 9) for the plan assets of its defined benefit pension plan. As required by the standard, the Company categorized plan assets within a three level fair value hierarchy.

The following is a description of the valuation methodologies used for assets measured at fair value at May 1, 2011:

Investments stated at fair value as determined by quoted market prices (Level 1) include:

Interest bearing cash: valued based on cost, which approximates fair value;

Mutual funds: valued at quoted market prices on the last business day of the fiscal year; and

Corporate stock: valued at the last reported sales price on the last business day of the fiscal year.

Investments stated at estimated fair value using significant observable inputs (Level 2) include:

Common collective trust funds: valued based on the net asset value of the fund and is redeemable daily;

Corporate debt securities: valued based on yields currently available on comparable securities of issuers with similar credit ratings;

U.S. government securities: securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the fiscal year. Securities traded in the over-the-counter market and listed securities for which no sale was reported on the last business day of the fiscal year are valued at the average of the last reported bid and ask price; and

Limited partnership interests: valued based on the net asset value of the fund and is redeemable monthly.

Investments stated at estimated fair value using significant unobservable inputs (Level 3) include:

Limited partnership interests: valued at their estimated fair value based on audited financial statements of the partnerships.

The following table sets forth by level, within the fair value hierarchy, the plan's assets at fair value as of May 1, 2011:

	Investments at Fair Value
	Level 1	Level 2	Level 3	Total
	(in millions)
Plan investments in Master Trust
Interest bearing cash	$10.4	$—	$—	$10.4
Common collective trust funds:
Fixed income	—	126.5	—	126.5
Equity index funds	—	88.1	—	88.1
Equity fund	—	30.9	—	30.9
Other funds	—	22.5	—	22.5
Mutual funds:
Equity fund	30.4	—	—	30.4
Corporate debt securities	—	43.1	—	43.1
Corporate stock	19.1	—	—	19.1
Government securities	—	58.7	—	58.7
Limited partnership interests	—	10.2	4.9	15.1
Other	—	4.3	—	4.3

Total Investments	$59.9	$384.3	$4.9	$449.1

The following table sets forth by level, within the fair value hierarchy, the plan's assets at fair value as of May 2, 2010:

	Investments at Fair Value
	Level 1	Level 2	Level 3	Total
	(in millions)
Plan investments in Master Trust
Interest bearing cash	$61.7	$—	$—	$61.7
Common collective trust funds:
Fixed income	—	129.1	—	129.1
Equity index funds	—	75.0	—	75.0
Equity fund	—	12.8	—	12.8
Other funds	—	11.1	—	11.1
Mutual funds:
Equity fund	14.3	—	—	14.3
Other funds	0.1	—	—	0.1
Corporate debt securities	—	25.1	—	25.1
Corporate stock	24.1	—	—	24.1
Government securities	—	28.8	—	28.8
Limited partnership interests	—	9.1	6.8	15.9
Other	—	1.8	—	1.8

Total Investments	$100.2	$292.8	$6.8	$399.8

The Company's investment objectives are to ensure that the assets of its qualified defined benefit plan are invested to provide an optimal rate of investment return on the total investment portfolio, consistent with the assumption of a reasonable risk level, and to ensure that pension funds are available to meet the plan's benefit obligations as they become due. The Company believes that a well-diversified investment portfolio, including both equity and fixed income components, will result in the highest attainable investment return with an acceptable level of overall risk. The Company's investment policies and procedures are designed to ensure that the plan's investments are in compliance with the Employment Retirement Income Security Act of 1974.

For measurement purposes, an 8.7%, 9% and 9% annual rate of increase in the per capita cost of covered health care benefits was assumed for the preferred provider organization plan and associated indemnity plans for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011 and fiscal 2010, respectively. The rate of increase is assumed to decline gradually to 4.5%. For health maintenance organization plans, a 9.5%, 10% and 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011 and fiscal 2010, respectively. The rate of increase is assumed to decline gradually to 4.5%. A 5% annual rate of increase in the per capita cost of covered health care benefits was assumed for the dental and vision plans for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011 and fiscal 2010, respectively.

The health care cost trend rate assumption has a significant effect on the amounts reported. An increase in the assumed health care cost trend of 1% in each year would increase the postretirement benefit obligation as of May 1, 2011 by $19.2 million and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for the twelve-month period then ended by $1.8 million. A decrease in the assumed health care cost trend of 1% in each year would decrease the postretirement benefit obligation as of May 1, 2011 by $15.8 million and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for the twelve-month period then ended by $1.4 million.

Defined Contribution Plans. Del Monte participates in two defined contribution plans. Company contributions to these defined contribution plans are based on employee contributions and compensation. Company contributions under these plans totaled $1.0 million, $6.7 million, $7.6 million and $7.4 million for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011 fiscal 2010 and fiscal 2009, respectively.

Multi-employer Plans. Del Monte participates in several multi-employer pension plans, which provide defined benefits to certain union employees. The Company made contributions to multi-employer plans of $0.8 million, $7.3 million, $8.3 million and $7.9 million for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009, respectively.

Other Plans. The Company has various other nonqualified retirement plans and supplemental retirement plans for executives, designed to provide benefits in excess of those otherwise permitted under the Company's qualified retirement plans. These plans are unfunded and comply with IRS rules for nonqualified plans.